Disclosures on equity	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of issued capital [text block]
Note 19	Disclosures on equity

The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.

19.1	Capital management

The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of the company.

Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1.5 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.

The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2021	As of December 31, 2020	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	204,692	1,074,020	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	4.62	5.40	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	18.41%	7.79%	Profit for the year divided by Total Equity	Profit for the year / Equity
Adjusted EBITDA (ThUS$)	1,185,453	579,765	Adjusted EBITDA	Profit (loss) + Depreciation and Amortization Expenses adjustments + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses by function – Finance income – Currency differences
EBITDA (ThUS$)	1,140,086	524,650	EBITDA	Profit (loss) + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	21.29%	9.83%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.06	0.50	Net Financial Debt on Equity	Net Financial Debt / Total Equity

The Company’s capital requirements change according to variables such as: working capital needs, new investment financing and dividends, among others. The SQM Group manages its capital structure and makes adjustments bases on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.

There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded. There are no contractual capital investment commitments.

19.2	Operational restrictions and financial limits

Bond issuance contracts in the local market require the Company to maintain a Total Borrowing Ratio no higher than 1 for Series H, Series O and Series Q bonds, calculated over the last consecutive 12 months.

Capital management must ensure that the Borrowing Ratio remains below 1.0, with respect to the Series H, Series O and Series Q bonds. This ratio was redefined at the Bondholders' Meeting held in September 2020, as the result of dividing Net Financial Debt by the company's Total Equity. Previously it had been defined as Total Liabilities divided by Equity, and the limit for this ratio was 1.44, with a prepayment option for bondholders if this ratio rose above 1.2. As of December 31,
 2021 and 2020
this ratio was 0.06.
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2021 and 2020 are as follows.

Financial restrictions (member)
As of December 31, 2021	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06	0.06	0.06	0.06
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions (member)
As of December 31, 2020	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	Debt/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.44
Indicator or ratio determined by the company	0.5	0.5	0.5	1.23
Fulfilled YES/NO	yes	yes	yes	yes

Bond issuance contracts in foreign markets require that the Company does not merge, or dispose of, or encumber all or a significant portion of its assets, unless all of the following conditions are met: (i) the legal successor is an entity constituted under the laws of Chile or the United States, which assumes all the obligations of the Company in a supplemental indenture, (ii) immediately after the merger or disposal or encumbrance there is no default by the issuer, and (iii) the issuer has provided a legal opinion indicating that the merger or disposal or encumbrance and the supplemental indenture comply with the requirements of the original indenture.

The Company is also committed to provide quarterly financial information.

The Company and its subsidiaries are complying with all the aforementioned limitations, restrictions and obligations.
19.3	Disclosures on preferred share capital

Issued share capital is divided into Series A shares and Series B shares. All such shares are nominative, have no par value and are fully issued, subscribed and paid.

Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:

(a)	require the calling of an Ordinary or Extraordinary Shareholders' Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and

(b)	require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.

The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.

The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.

The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.

At December 31, 2021, the Group hold 648 Series A shares treasury shares.

Detail of capital classes in shares:

As of December 31, 2021, the Company has placed share issues in the market as described in note 1.7:

	As of December 31, 2021		As of December 31, 2020
Type of capital in preferred shares	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Increase (decrease) in the number of current shares	-	-	-	-
Number of outstanding shares	142,818,904	142,818,904	142,819,552	120,376,972
Number of shares owned by the Company or its subsidiaries or associates	648	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	1,442,893	134,750	342,636
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	120,376,972

19.4	Disclosures on reserves in Equity and non-controlling interests

As of December 31, 2021, and 2020, this caption comprises the following:

Disclosures on reserves in equity	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(7,913)	(11,569)	(25,745)
Reserve for cash flow hedges (2)	(34,025)	4,491	7,196
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(11,146)	6,872	(270)
Reserve for actuarial gains or losses in defined benefit plans (4)	(4,174)	(8,680)	(9,490)
Other reserves	13,103	16,318	14,086
Total	(44,155)	7,432	(14,223)

(1) This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.

(2) The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

(3) This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.

(4) This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Movement of reserves	562	1,908	(2,683)	(3,306)	700	1,152	(311)	2,754	3,070	(2,294)	776
Realclasification adjustments	-	-	-	-	-	-	-	-	-	-	-
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Movement of reserves	(404)	(3,706)	1,001	955	(145)	9,784	(2,642)	2,537	9,166	(1,786)	7,380
Realclassification adjustment	14,580	-	-	-	-	-	-	(305)	14,275	-	14,275
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(52,762)	14,246	4,648	(142)	(12,072)	3,818	134	(56,006)	17,922	(38,084)
Realclassification adjustment	(390)	-	-	-	-	-	-	(3,349)	(3,739)	-	(3,739)
Reclassification to retained earnings	-	-	-	-	-	(13,375)	3,611	-	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)

(1) See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).

Other reserves

This caption corresponds to the legal reserves reported in the stand-alone financial statements of the subsidiaries and associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

Subsidiary – Associate	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Kore Potash PLC	-	3,414	2,754
Vitas Fzco.	(38)	(244)	-
Pavoni & C. Spa	7	-	-
Doktor Tarsa Tarim Sanayi AS	-	-	305
Others	(14)	-	-
Total	12,659	15,874	15,763
Other derivative reserves of the acquisition of subsidiaries, which was already under Company ownership at the acquisition date (IAS 27R)
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	-
Total Other reserves	13,103	16,318	14,086

Non-controlling interests
	% of interests in	Profit (loss) attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
Subsidiary	the ownership held by non- controlling interests	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49.00000%	769	910	8,382	8,189	577	1,238
Soquimich Comercial S.A.	39.36168%	5,926	2,976	26,665	32,078	11,831	8,880
Comercial Agrorama Ltda.	30.00000%	56	(45)	(596)	(775)	-	-
SQM Indonesia S.A.	20.00000%	-	-	-	-	-	-
Agrorama S.A.	0.00000%	-	-	-	-	-	-
SQM Thailand Limited	0,00400%	-	-	-	1	-	-
Total		6,751	3,841	34,451	39,493	12,408	10,118
19.5	Dividend policies

As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, a publicly traded corporation must annually distribute a cash dividend to its shareholders, prorated based on their shares or the proportion established in the company’s bylaws if there are preferred shares, with at least 30% of our consolidated profit for each year.

Dividend policy for commercial year 2021

Company’s dividend policy for the 2021 business year was agreed upon by the Board of Directors on April 23, 2021. This dividend policy was amended on November 17, 2021, and establishes the following:

(a)	Distribute and pay to the corresponding shareholders, a percentage of the net income that shall be determined per the following financial parameters as a final dividend:

(i)	100% of the profit for 2021 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.85 times.

(ii)	80% of the profit for 2021 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.95 times.

(iii)	60% of the profit for 2021 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.05 times.

(iv)	If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2021 net income.

(b)	Distribute and pay two interim dividends during 2021, which will be charged to the final dividend indicated above against retained earnings reflected in the financial statements as of March 31, 2021 and June 30, 2021, by the percentage that corresponds according to the financial parameters expressed in (a) above.

On May 19, 2021 and August 18, 2021, the Board of Directors agreed to distribute and pay an interim dividend equivalent to US$ 0.23797 per share and US$ 0.31439 per share, respectively, out of the Company's earnings for 2021. These amounts were paid in Chilean peso equivalents at the official US dollar exchange rate on May 28, 2021 and September 1, 2021, respectively (the "Interim Dividends")

(c)	The Board of Directors will not distribute any other interim dividends out of 2021 earnings.

(d)	At the ordinary meeting to be held in 2022, the Company's Board of Directors will propose a final dividend in line with the percentage corresponding to the financial parameters outlined in (a) above, discounting the provisional dividends and the Interim Dividends. In the event that the amount equivalent to the percentage of the 2021 distributable earnings as described in (a) above is equal to or less than the sum of the Potential Dividend and the Interim Dividends, then no additional amount will be distributed and the Interim Dividends will be deemed to be paid as a final dividend. In any case, the final dividend may not be less than the minimum legal dividend required by law or the bylaws.

(e)	Any remaining amount from the net profits from 2021 can be retained and used to finance the Company’s own operations or one or more of its investment projects, notwithstanding a possible distribution of dividends charged to accumulated profit that might be approved by the shareholders’ meeting or the possible future capitalization of all or part of it.

(f)	The payment of additional dividends is not being considered.

It must be expressly stated that this dividends policy details the intention of the Company’s Board of Directors and its fulfillment depends on the actual profits obtained, as well as on the results indicated by the projections the Company makes from time to time or on the existence of particular conditions, as appropriate. In any case, if the dividend policy set forth by the Board of Directors should undergo any substantial change, the Company must communicate it as a material event.

19.6	Interim and provisional dividends

On May 19, 2021, the Board of Directors agreed to pay a provisional dividend equivalent to US$ 0.23797 per share with a charge to Company earnings for 2021. Payment began on this provisional dividend on June 10, 2021.

On August 18, 2021, the Board of Directors agreed to pay a provisional dividend equivalent to US$ 0.31439 per share with a charge to Company earnings for 2021. Payment began on this provisional dividend on September 9, 2021.

On December 22, 2021, the Board of Directors agreed to pay an interim dividend equivalent to US$1.40037 per share out of the Company's retained earnings. This interim dividend was paid on December 30, 2021.

19.7	Potential and provisional dividends

Dividends discounted from equity from January to December 2021 and 2020 were the following:

Dividends	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	-	556	882
Ajay SQM Chile S.A Payable Dividend	577	682	-
Soquimich Comercial S.A. Special Dividend	5,904	5,904	3,936
Soquimich Comercial S.A. Payable Dividend	5,927	2,976	1,999
Non-controlling interests	12,408	10,118	6,817
Interim dividend	157,774	44,986	211,224
Special dividend	399,998	100,000	-
Dividends payable	27,681	4,369	66,891
Owners of the Parent	585,453	149,355	278,115
Dividends discounted from equity for the period	597,861	159,473	284,932